FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE C – FAIR VALUE MEASUREMENTS

All investments are held by Principal Trust Company in an account managed by Principal Life Insurance Company, the Plan’s service provider.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025.

Mutual funds:  Valued at the closing price reported on the active market on which the funds are traded.

Common stock: Valued at the closing price reported on the active market on which individual securities are traded.

Collective trust and pooled separate accounts: Valued at NAV of shares held by the Plan at year-end, provided by the administrator of the fund. The NAV of the investments in the common/collective trust is derived from the fair value of the underlying securities based on quoted market prices in an active market and short-term cash investments. The NAV is used as the practical expedient to estimate fair value. This investment is not classified within the valuation hierarchy but presented for reconciliation purposes only.

Certain events could limit the ability of the Plan to transact at contract value with the collective trust fund. Such events include a total or partial Plan termination, mergers, or failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemptions under ERISA. The Company does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

There are no imposed redemption restrictions nor does the Plan have any contractual obligations to further invest in the fund.

Financial assets and liabilities reported at fair value at each reporting date are classified and disclosed in one of the following categories: Level 1 – Quoted market prices in active markets for identical assets or liabilities, Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data, or Level 3 – Unobservable inputs that are not corroborated by market data.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Plan’s investments are reported at fair value in the accompanying statements of net assets available for benefits. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.

The balance of investments which are measured at fair value on a recurring basis, by level within the fair value hierarchy, as of December 31, 2025 and 2024 are as follows:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$16,634,856	$	$	$16,634,856
Company common stock	1,835,041			1,835,041
	$18,469,897	$	$	18,469,897

Common collective trust (a)				7,303,124
Pooled separate accounts (a)				250,289
				7,553,413

Total investments at fair value				$26,023,310

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$15,085,922	$	$	$15,085,922
Company common stock	1,717,906			1,717,906
	$16,803,828	$	$	16,803,828

Common collective trust (a)				8,349,835
Pooled separate accounts (a)				235,269
				8,585,104

Total investments at fair value				$25,388,932

(a)	The common collective trust and pooled separate accounts are measured using NAV as a practical expedient and accordingly, have not been classified in the fair value hierarchy table. The fair value presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.